SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Summary of the Company's restricted shares award ("RSUs") issued under 2011 Plan

	Number of	Weighted average grant
	ordinary shares	date fair value
		(US$)

Outstanding, January 1, 2019	640,000	0.07

Granted	—	—
Vested	(320,000)	0.07
Forfeited	(160,000)	0.07

Outstanding, December 31, 2019	160,000	0.07

Granted	—	—
Vested	(160,000)	0.07
Forfeited	—	—

Outstanding, December 31, 2020	—	—

Granted	—	—
Vested	—	—
Forfeited	—	—

Outstanding, December 31, 2021	—	—

Schedule of total compensation expense relating to all options and RSUs recognized

	For the years ended December 31,
	2019	2020	2021
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	211	79	11	2
Sales and marketing expenses	83	32	5	1
General and administration expenses	1,114	367	48	7
Research and development expenses	483	176	24	4

	1,891	654	88	14

Employees
SHARE-BASED COMPENSATION
Summary of entity's share option activity

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	Exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2019	37,369,229	0.11	7.81	2

Granted	—	—	—	—
Exercised	(44,000)	0.08	—	—
Forfeited	(6,143,024)	0.16	—	—

Outstanding, December 31, 2019	31,182,205	0.10	7.23	1.35

Exercisable at December 31, 2019	20,119,147	0.10	7.10	1.35

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(9,945,152)	0.08	—	—

Outstanding, December 31, 2020	21,237,053	0.11	5.40	—

Exercisable at December 31, 2020	13,529,251	0.11	5.40	—

Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(2,139,904)	0.18	—	—

Outstanding, December 31, 2021	19,097,149	0.10	4.90	—

Exercisable at December 31, 2021	13,658,508	0.10	4.90	—